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Royce Small-Cap Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,408	$ 9,982	$ 10,089	$ 9,964	$ 10,000	$ 9,955	$ 9,632	$ 9,103	$ 8,637	$ 9,184	$ 9,283	$ 8,769	$ 8,279	$ 8,564	$ 9,281	$ 9,316	$ 9,407	$ 9,384	$ 9,805	$ 9,919	$ 9,965	$ 9,635	$ 10,716	$ 10,979	$ 10,991	$ 11,090	$ 11,115	$ 11,300	$ 11,127	$ 11,436	$ 11,497	$ 11,349	$ 12,163	$ 12,410	$ 12,768	$ 12,633	$ 12,946	$ 12,483	$ 12,678	$ 12,648	$ 13,260	$ 13,290	$ 13,708	$ 14,260	$ 13,872	$ 12,498	$ 12,752	$ 11,298	$ 12,450	$ 13,126	$ 12,797	$ 13,474	$ 12,230	$ 13,254	$ 13,401	$ 12,724	$ 13,053	$ 13,364	$ 13,784	$ 14,151	$ 13,678	$ 12,389	$ 9,832	$ 11,215	$ 11,859	$ 12,162	$ 12,673	$ 13,071	$ 12,598	$ 12,939	$ 14,890	$ 15,982	$ 16,220	$ 17,685	$ 18,081	$ 18,735	$ 18,715	$ 18,537	$ 18,418	$ 18,616	$ 18,081	$ 18,874	$ 18,398	$ 19,303	$ 17,611	$ 17,663	$ 17,509	$ 16,176	$ 16,432	$ 15,125	$ 16,586	$ 15,919	$ 14,407	$ 15,740	$ 16,765	$ 15,840	$ 17,511	$ 17,295	$ 17,107	$ 16,702	$ 16,649	$ 18,184	$ 18,992	$ 18,561	$ 17,672	$ 16,568	$ 18,023	$ 19,862	$ 19,327	$ 20,257	$ 21,102	$ 19,806	$ 20,961	$ 20,679	$ 22,088	$ 21,666	$ 21,525	$ 20,905	$ 22,708	$ 21,071
Royce Small-Cap Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,423	10,000	10,115	10,000	10,038	10,007	9,684	9,161	8,707	9,261	9,369	8,857	8,373	8,667	9,407	9,445	9,550	9,531	9,968	10,091	10,148	9,816	10,926	11,201	11,221	11,343	11,374	11,567	11,404	11,740	11,801	11,668	12,512	12,766	13,152	13,020	13,367	12,884	13,107	13,082	13,738	13,763	14,221	14,802	14,406	12,995	13,268	11,762	12,976	13,705	13,371	14,084	12,794	13,857	14,024	13,341	13,690	14,024	14,494	14,886	14,413	13,057	10,376	11,827	12,521	12,868	13,404	13,845	13,357	13,735	15,817	16,982	17,247	18,823	19,271	19,984	19,967	19,801	19,685	19,917	19,370	20,233	19,735	20,727	18,922	18,987	18,836	17,419	17,720	16,323	17,913	17,226	15,593	17,054	18,171	17,190	18,998	18,794	18,591	18,184	18,117	19,834	20,715	20,263	19,291	18,117	19,721	21,773	21,180	22,224	23,172	21,749	23,054	22,745	24,334	23,884	23,741	23,077	25,093	23,312
Royce Small-Cap Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	942,396	1,000,000	1,011,520	1,000,000	1,004,608	1,001,536	969,278	917,050	871,735	927,803	937,788	886,600	838,188	867,615	941,656	946,403	956,844	954,946	998,611	1,010,952	1,016,647	983,423	1,094,486	1,122,900	1,124,935	1,136,123	1,139,174	1,159,517	1,143,243	1,176,808	1,183,927	1,169,688	1,254,109	1,280,554	1,320,222	1,307,458	1,340,919	1,292,586	1,316,133	1,312,415	1,378,098	1,381,815	1,426,430	1,485,916	1,446,259	1,304,979	1,332,244	1,182,410	1,303,995	1,376,945	1,343,510	1,414,941	1,285,757	1,393,663	1,410,381	1,341,990	1,375,426	1,410,381	1,455,975	1,496,120	1,448,724	1,312,857	1,042,702	1,189,628	1,259,142	1,293,899	1,347,614	1,391,849	1,342,874	1,380,791	1,589,331	1,707,124	1,733,720	1,893,295	1,938,176	2,009,652	2,009,652	1,993,030	1,979,732	2,004,666	1,948,149	2,034,586	1,986,381	2,084,400	1,905,675	1,909,982	1,897,062	1,752,791	1,782,937	1,642,972	1,804,470	1,733,411	1,569,760	1,716,184	1,828,156	1,728,574	1,912,079	1,891,690	1,871,300	1,830,521	1,823,725	1,995,902	2,086,522	2,041,212	1,943,796	1,823,725	1,986,840	2,191,309	2,131,827	2,236,515	2,334,065	2,191,309	2,322,169	2,291,239	2,450,650	2,405,444	2,391,168	2,324,548	2,529,166	2,349,671
Royce Small-Cap Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,421	10,000	10,108	9,984	10,023	9,984	9,668	9,143	8,688	9,243	9,344	8,833	8,350	8,644	9,381	9,419	9,514	9,495	9,920	10,053	10,100	9,769	10,866	11,141	11,161	11,272	11,302	11,494	11,333	11,656	11,716	11,585	12,413	12,666	13,040	12,910	13,240	12,764	12,984	12,947	13,595	13,620	14,060	14,634	14,243	12,837	13,106	11,625	12,807	13,525	13,181	13,884	12,612	13,645	13,809	13,136	13,465	13,794	14,243	14,619	14,153	12,819	10,180	11,608	12,291	12,632	13,160	13,579	13,098	13,455	15,503	16,648	16,908	18,438	18,877	19,577	19,561	19,382	19,268	19,480	18,926	19,773	19,284	20,251	18,483	18,546	18,398	17,009	17,283	15,914	17,472	16,777	15,178	16,609	17,683	16,725	18,494	18,295	18,096	17,698	17,632	19,269	20,154	19,689	18,760	17,609	19,158	21,125	20,569	21,565	22,469	21,102	22,353	22,052	23,581	23,140	23,001	22,330	24,299	22,569
Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,581	10,147	10,104	10,327	10,401	10,271	10,010	9,625	9,214	9,812	9,899	9,445	8,907	9,114	9,930	9,986	9,958	9,874	10,320	10,347	10,319	10,067	10,795	11,027	11,212	11,442	11,503	11,719	11,611	11,889	12,074	11,997	12,610	12,812	13,184	13,444	14,066	13,355	13,274	13,167	13,363	13,173	13,783	13,801	13,702	12,194	12,553	11,284	12,482	12,969	12,898	13,529	12,593	13,643	13,664	13,173	13,429	13,819	14,290	14,708	14,400	12,861	10,189	11,329	12,113	12,407	12,861	13,314	12,788	12,932	14,581	15,380	15,279	16,261	17,154	18,012	18,542	17,999	18,226	18,353	17,329	18,315	17,733	18,529	17,052	17,110	17,429	16,153	15,979	14,631	16,144	15,359	13,960	15,650	16,816	16,037	17,324	17,120	17,121	17,092	16,652	18,001	18,649	18,325	17,367	16,511	18,133	19,745	19,679	21,062	21,869	20,748	21,539	21,061	23,178	22,814	23,097	23,196	24,886	23,711
Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,586	10,145	10,109	10,329	10,390	10,255	9,998	9,618	9,207	9,796	9,882	9,428	8,886	9,089	9,903	9,957	9,930	9,841	10,292	10,319	10,278	10,018	10,743	10,970	11,165	11,374	11,442	11,651	11,546	11,817	11,997	11,922	12,526	12,722	13,099	13,346	13,965	13,260	13,173	13,070	13,259	13,076	13,665	13,665	13,587	12,079	12,426	11,179	12,349	12,837	12,759	13,385	12,447	13,494	13,513	13,023	13,268	13,661	14,112	14,508	14,214	12,700	10,051	11,183	11,976	12,246	12,677	13,132	12,608	12,745	14,383	15,156	15,060	16,016	16,900	17,738	18,241	17,714	17,930	18,050	17,030	18,014	17,438	18,203	16,753	16,807	17,108	15,849	15,685	14,372	15,825	15,057	13,711	15,333	16,487	15,724	16,990	16,770	16,757	16,730	16,289	17,598	18,234	17,930	17,002	16,144	17,750	19,327	19,235	20,560	21,363	20,251	21,054	20,591	22,632	22,292	22,540	22,633	24,274	23,119
Royce International Premier Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	10,034	10,700	10,539	11,182	11,389	11,377	11,435	10,861	10,723	11,354	11,469	11,642	10,800	10,646	11,511	11,725	11,820	11,748	12,128	12,033	12,353	11,926	11,334	11,549	12,051	12,308	12,638	13,348	13,948	14,143	14,633	14,731	15,232	15,575	15,893	16,178	16,958	16,265	16,240	16,104	16,030	15,696	15,931	16,216	16,166	14,854	14,829	14,165	15,309	15,769	16,068	16,739	16,379	17,212	16,677	16,341	16,515	17,112	18,132	19,051	18,564	16,927	14,516	16,365	17,552	17,652	18,301	19,513	19,488	18,763	20,800	22,096	21,345	20,919	21,558	22,735	23,286	23,537	24,201	25,003	23,762	24,201	22,748	23,436	21,173	20,409	20,172	18,501	18,435	17,133	18,580	16,975	15,093	15,935	17,251	17,117	18,536	18,018	18,345	18,386	17,608	17,881	18,086	17,444	16,543	15,615	17,253	18,454	18,088	18,088	18,046	17,202	17,948	17,596	18,355	18,693	18,904	17,751	17,863	17,130
Royce International Premier Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	1,002,918	1,070,038	1,053,501	1,117,704	1,139,105	1,137,159	1,142,996	1,085,603	1,071,011	1,134,241	1,144,941	1,162,237	1,077,366	1,062,388	1,148,258	1,169,226	1,178,213	1,171,223	1,208,167	1,200,180	1,231,133	1,189,196	1,129,287	1,149,965	1,200,096	1,225,674	1,257,390	1,327,984	1,387,324	1,406,763	1,455,872	1,464,056	1,515,211	1,547,951	1,579,667	1,607,739	1,684,003	1,614,953	1,612,892	1,598,463	1,591,684	1,559,727	1,583,080	1,610,121	1,606,433	1,476,149	1,472,461	1,407,376	1,522,289	1,568,008	1,597,663	1,663,151	1,627,318	1,711,340	1,658,208	1,624,846	1,642,145	1,701,455	1,804,012	1,895,517	1,847,041	1,685,456	1,444,322	1,629,523	1,747,604	1,757,548	1,822,182	1,943,993	1,940,264	1,869,415	2,072,018	2,200,983	2,127,367	2,084,944	2,148,578	2,265,864	2,320,764	2,346,966	2,413,096	2,492,950	2,370,673	2,413,096	2,269,607	2,338,010	2,112,343	2,036,246	2,012,630	1,847,316	1,839,444	1,709,555	1,855,188	1,695,123	1,507,504	1,591,473	1,722,675	1,708,644	1,851,826	1,800,008	1,834,099	1,838,190	1,759,099	1,787,735	1,808,190	1,745,462	1,654,098	1,561,370	1,725,008	1,846,209	1,809,623	1,811,030	1,806,808	1,722,378	1,796,958	1,761,779	1,837,766	1,871,538	1,894,053	1,778,665	1,789,922	1,716,503
Royce International Premier Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	10,029	10,700	10,535	11,177	11,391	11,371	11,429	10,856	10,710	11,342	11,449	11,622	10,773	10,623	11,482	11,692	11,782	11,712	12,081	12,001	12,311	11,891	11,292	11,499	12,000	12,256	12,573	13,279	13,873	14,067	14,558	14,640	15,152	15,479	15,796	16,077	16,840	16,149	16,128	15,984	15,902	15,582	15,809	16,077	16,025	14,716	14,686	14,026	15,160	15,613	15,912	16,561	16,201	17,025	16,489	16,159	16,324	16,912	17,911	18,826	18,351	16,730	14,344	16,172	17,339	17,432	18,062	19,260	19,229	18,516	20,520	21,790	21,057	20,623	21,253	22,399	22,936	23,184	23,824	24,609	23,391	23,804	22,379	23,049	20,823	20,066	19,818	18,186	18,110	16,824	18,251	16,662	14,815	15,636	16,922	16,777	18,172	17,670	17,993	18,027	17,246	17,525	17,715	17,090	16,197	15,283	16,878	18,056	17,691	17,702	17,645	16,813	17,543	17,200	17,930	18,261	18,466	17,337	17,440	16,727
Royce Micro-Cap Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,452	9,918	9,942	9,877	9,746	9,811	9,288	8,814	8,250	8,724	8,838	8,579	7,857	7,905	8,455	8,617	8,560	8,465	8,930	9,091	9,205	8,873	9,793	10,164	10,002	10,002	10,067	10,121	9,905	10,305	10,272	10,035	10,759	10,640	10,694	10,595	10,688	10,315	10,571	10,583	11,446	11,620	11,690	12,238	11,912	10,688	10,630	9,553	10,451	10,940	10,438	10,795	9,923	10,491	10,385	9,777	10,174	10,504	10,927	11,437	11,084	10,187	7,783	9,209	9,590	10,051	10,269	10,717	10,309	10,554	12,918	14,072	14,657	16,427	16,515	17,027	17,290	17,539	17,407	17,582	17,056	17,992	17,626	18,232	16,299	16,208	15,935	14,257	14,348	13,054	14,513	14,075	12,543	13,838	14,567	13,971	15,427	15,351	14,277	13,568	13,837	15,197	15,964	15,542	14,661	13,587	14,680	16,490	15,792	16,736	17,188	15,915	17,188	16,839	18,420	17,969	17,681	17,168	19,468	18,497
Royce Micro-Cap Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,460	9,930	9,972	9,910	9,785	9,861	9,343	8,880	8,313	8,797	8,921	8,668	7,949	8,003	8,574	8,738	8,691	8,605	9,082	9,254	9,379	9,043	9,996	10,379	10,231	10,231	10,309	10,370	10,170	10,588	10,553	10,326	11,084	10,962	11,032	10,942	11,045	10,669	10,942	10,961	11,863	12,061	12,136	12,719	12,390	11,130	11,074	9,964	10,913	11,435	10,913	11,307	10,401	11,019	10,913	10,273	10,710	11,072	11,520	12,073	11,711	10,769	8,238	9,761	10,177	10,670	10,922	11,404	10,977	11,251	13,793	15,031	15,668	17,579	17,685	18,251	18,558	18,830	18,712	18,924	18,369	19,396	19,018	19,692	17,622	17,534	17,269	15,463	15,566	14,185	15,771	15,316	13,657	15,081	15,904	15,251	16,872	16,795	15,637	14,865	15,189	16,687	17,551	17,104	16,147	14,973	16,193	18,196	17,451	18,510	19,006	17,617	19,056	18,675	20,462	19,966	19,651	19,106	21,686	20,629
Royce Micro-Cap Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,460	9,936	9,971	9,908	9,789	9,859	9,340	8,877	8,309	8,793	8,913	8,662	7,947	7,995	8,567	8,726	8,678	8,591	9,068	9,234	9,362	9,028	9,974	10,359	10,208	10,208	10,288	10,341	10,137	10,554	10,527	10,297	11,050	10,926	10,997	10,900	11,006	10,633	10,900	10,920	11,818	12,010	12,096	12,660	12,344	11,082	11,025	9,918	10,861	11,382	10,861	11,251	10,352	10,959	10,861	10,222	10,655	11,002	11,457	12,023	11,655	10,730	8,212	9,716	10,129	10,619	10,864	11,343	10,920	11,187	13,705	14,940	15,576	17,460	17,568	18,120	18,420	18,684	18,564	18,768	18,216	19,236	18,852	19,517	17,453	17,364	17,094	15,300	15,404	14,043	15,614	15,150	13,505	14,911	15,718	15,076	16,679	16,601	15,437	14,683	14,997	16,475	17,324	16,868	15,925	14,761	15,972	17,944	17,203	18,247	18,736	17,354	18,770	18,399	20,151	19,646	19,343	18,803	21,348	20,279
Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,397	10,059	10,084	9,957	10,025	10,016	9,406	8,982	8,439	8,939	9,143	8,543	7,860	7,974	8,704	8,913	8,875	8,771	9,434	9,747	9,899	9,406	10,733	10,986	11,078	11,294	11,530	11,601	11,448	11,817	11,950	11,837	12,822	12,935	13,140	13,238	13,392	12,871	12,871	12,930	13,676	13,699	13,936	14,326	13,841	12,197	12,150	10,483	12,000	12,609	11,948	12,375	11,028	12,051	12,155	11,481	12,116	12,336	12,855	13,283	12,572	11,479	8,320	9,781	10,360	10,821	11,571	12,269	11,979	12,348	15,218	16,600	17,601	19,812	20,707	20,971	21,616	21,603	21,115	21,063	20,378	21,089	20,668	21,490	19,981	20,549	20,435	18,568	18,942	16,653	18,439	17,968	15,728	17,660	18,585	17,625	19,929	19,673	18,632	17,983	17,762	19,843	20,577	19,809	18,802	17,352	18,837	20,866	19,973	21,116	21,883	20,295	21,990	21,490	23,240	22,222	22,026	21,205	24,150	22,756
Royce Small-Cap Opportunity Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,405	10,081	10,111	9,985	10,066	10,066	9,465	9,049	8,506	9,019	9,234	8,643	7,956	8,070	8,823	9,043	9,011	8,921	9,591	9,926	10,090	9,591	10,957	11,224	11,337	11,564	11,809	11,905	11,757	12,141	12,298	12,185	13,215	13,338	13,565	13,679	13,851	13,317	13,337	13,407	14,203	14,233	14,485	14,918	14,415	12,722	12,672	10,948	12,548	13,189	12,515	12,979	11,577	12,659	12,791	12,085	12,769	13,023	13,564	14,037	13,297	12,153	8,823	10,382	10,999	11,503	12,322	13,073	12,781	13,185	16,268	17,760	18,847	21,235	22,211	22,525	23,231	23,242	22,738	22,693	21,975	22,771	22,334	23,238	21,630	22,254	22,143	20,160	20,576	18,108	20,063	19,564	17,151	19,272	20,299	19,269	21,820	21,543	20,420	19,735	19,517	21,805	22,651	21,805	20,727	19,152	20,785	23,041	22,081	23,377	24,231	22,507	24,398	23,865	25,832	24,719	24,520	23,636	26,930	25,414
Royce Small-Cap Opportunity Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	940,615	1,008,064	1,011,730	999,266	1,007,331	1,007,331	946,480	905,425	851,173	903,225	923,753	865,372	796,078	808,164	883,904	905,659	902,436	893,573	961,256	994,292	1,011,212	961,256	1,098,233	1,124,497	1,135,673	1,159,745	1,183,816	1,193,273	1,178,658	1,217,345	1,232,820	1,221,644	1,325,668	1,338,564	1,360,916	1,372,126	1,389,971	1,336,434	1,338,417	1,346,349	1,425,662	1,428,637	1,454,413	1,498,036	1,448,465	1,277,941	1,273,975	1,100,061	1,260,781	1,325,938	1,257,523	1,305,305	1,164,132	1,272,727	1,285,758	1,215,171	1,284,672	1,309,649	1,365,032	1,412,073	1,337,056	1,222,326	886,958	1,044,713	1,107,595	1,158,341	1,239,976	1,316,096	1,287,413	1,328,231	1,638,225	1,789,361	1,897,473	2,137,967	2,237,253	2,268,142	2,339,849	2,340,952	2,291,309	2,286,896	2,214,086	2,294,619	2,251,595	2,342,161	2,181,571	2,244,174	2,233,287	2,033,230	2,075,419	1,826,369	2,023,703	1,974,710	1,731,103	1,944,770	2,048,200	1,945,512	2,201,764	2,174,564	2,061,470	1,992,754	1,971,281	2,201,764	2,287,659	2,201,764	2,092,965	1,934,060	2,100,122	2,327,883	2,230,388	2,362,381	2,449,377	2,275,386	2,465,876	2,411,879	2,611,369	2,498,875	2,479,376	2,389,380	2,723,863	2,570,575
Royce Small-Cap Opportunity Fund - R Class
Account Value [Line Items]
Accumulated Value	10,000	9,394	10,063	10,095	9,968	10,039	10,039	9,426	9,012	8,463	8,972	9,179	8,585	7,896	8,010	8,752	8,964	8,920	8,832	9,494	9,821	9,971	9,477	10,819	11,081	11,185	11,404	11,641	11,726	11,575	11,954	12,087	11,973	12,980	13,103	13,312	13,415	13,579	13,053	13,053	13,119	13,885	13,907	14,159	14,564	14,072	12,418	12,363	10,675	12,223	12,847	12,175	12,619	11,251	12,295	12,415	11,731	12,391	12,619	13,147	13,599	12,868	11,759	8,529	10,028	10,625	11,101	11,893	12,599	12,319	12,709	15,658	17,096	18,120	20,410	21,337	21,629	22,299	22,299	21,800	21,751	21,044	21,800	21,373	22,226	20,679	21,265	21,145	19,237	19,628	17,255	19,117	18,637	16,324	18,336	19,297	18,327	20,727	20,459	19,385	18,722	18,501	20,664	21,453	20,648	19,606	18,106	19,638	21,766	20,841	22,063	22,856	21,221	22,988	22,476	24,310	23,253	23,054	22,196	25,300	23,843
Royce Small-Cap Opportunity Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,398	10,062	10,101	9,968	10,046	10,046	9,437	9,023	8,476	8,992	9,195	8,603	7,920	8,041	8,785	9,001	8,958	8,871	9,537	9,866	10,030	9,528	10,886	11,151	11,253	11,485	11,726	11,810	11,661	12,042	12,190	12,070	13,099	13,220	13,433	13,544	13,705	13,181	13,191	13,266	14,037	14,069	14,315	14,743	14,240	12,571	12,517	10,816	12,387	13,020	12,340	12,809	11,414	12,481	12,609	11,918	12,586	12,832	13,360	13,822	13,084	11,965	8,679	10,215	10,822	11,322	12,120	12,858	12,560	12,965	15,977	17,454	18,501	20,847	21,799	22,109	22,799	22,799	22,299	22,252	21,537	22,311	21,882	22,765	21,177	21,786	21,682	19,723	20,138	17,704	19,619	19,144	16,770	18,847	19,827	18,830	21,311	21,030	19,938	19,267	19,049	21,280	22,091	21,264	20,203	18,674	20,265	22,456	21,510	22,766	23,599	21,918	23,746	23,223	25,133	24,039	23,844	22,979	26,177	24,700
Royce Premier Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,543	10,128	10,245	10,052	10,257	10,117	10,011	9,414	8,841	9,385	9,543	8,920	8,334	8,552	9,287	9,482	9,595	9,452	9,865	10,060	10,060	9,760	10,698	10,857	11,093	11,520	11,555	11,720	11,650	11,738	11,842	11,868	12,539	12,914	13,297	13,299	13,963	13,390	13,410	13,178	13,631	13,561	13,943	14,457	14,276	12,886	13,309	11,782	13,093	13,722	13,632	14,455	13,247	14,275	14,506	14,031	14,455	14,801	15,136	15,617	15,261	14,007	11,252	12,645	13,403	13,465	14,054	14,425	13,775	14,038	16,081	17,209	17,111	18,686	18,962	19,319	19,059	18,897	18,995	19,043	18,248	19,254	18,783	19,793	18,189	18,130	18,308	17,101	17,101	15,913	17,398	16,665	15,102	16,507	17,398	16,555	18,497	18,065	18,065	17,785	17,267	18,821	19,490	18,756	17,871	16,770	18,238	20,057	19,365	20,449	21,119	19,457	20,380	20,173	21,673	21,050	21,211	20,519	22,273	20,446
Royce Premier Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,548	10,141	10,263	10,081	10,299	10,167	10,065	9,477	8,904	9,467	9,629	9,010	8,423	8,657	9,407	9,609	9,736	9,597	10,026	10,234	10,240	9,950	10,915	11,083	11,333	11,783	11,826	12,012	11,955	12,047	12,169	12,212	12,912	13,305	13,712	13,717	14,428	13,841	13,874	13,651	14,131	14,073	14,469	15,023	14,849	13,420	13,866	12,291	13,656	14,333	14,248	15,126	13,867	14,957	15,221	14,745	15,190	15,571	15,941	16,486	16,128	14,822	11,904	13,402	14,221	14,298	14,938	15,334	14,669	14,963	17,165	18,382	18,288	19,992	20,303	20,709	20,452	20,289	20,411	20,492	19,640	20,763	20,262	21,389	19,657	19,608	19,822	18,536	18,552	17,283	18,915	18,124	16,442	17,992	18,981	18,082	20,239	19,754	19,790	19,484	18,963	20,670	21,425	20,635	19,682	18,478	20,131	22,156	21,406	22,617	23,387	21,560	22,617	22,387	24,079	23,406	23,598	22,867	24,829	22,813
Royce Premier Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	954,819	1,014,056	1,026,606	1,008,534	1,030,120	1,017,068	1,007,028	948,293	891,064	947,289	963,855	901,357	843,306	867,026	941,931	962,530	975,014	960,657	1,004,352	1,024,950	1,025,575	996,237	1,093,613	1,110,477	1,135,908	1,180,412	1,185,357	1,203,017	1,198,072	1,207,255	1,219,971	1,224,209	1,294,144	1,333,703	1,374,675	1,375,298	1,446,434	1,388,380	1,390,833	1,368,756	1,416,998	1,411,274	1,451,340	1,506,940	1,489,769	1,345,862	1,390,833	1,232,174	1,370,128	1,438,059	1,429,698	1,517,487	1,392,075	1,500,765	1,526,893	1,478,818	1,524,803	1,562,426	1,599,005	1,653,976	1,617,305	1,487,061	1,194,959	1,345,436	1,426,364	1,435,216	1,498,441	1,538,906	1,471,887	1,500,970	1,722,259	1,844,745	1,835,388	2,006,494	2,037,240	2,078,680	2,053,282	2,037,240	2,049,271	2,057,292	1,971,738	2,084,027	2,035,903	2,147,083	1,974,142	1,969,247	1,990,457	1,861,567	1,863,198	1,735,939	1,900,723	1,820,779	1,652,732	1,807,726	1,907,249	1,817,092	2,034,005	1,986,000	1,989,556	1,959,330	1,905,991	2,078,454	2,153,129	2,074,898	1,978,888	1,857,985	2,023,337	2,228,528	2,154,307	2,274,202	2,352,229	2,169,532	2,274,202	2,251,365	2,422,644	2,354,132	2,375,066	2,300,845	2,498,768	2,297,338
Royce Premier Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,549	10,134	10,258	10,072	10,284	10,150	10,046	9,456	8,882	9,441	9,601	8,986	8,401	8,633	9,378	9,577	9,700	9,558	9,982	10,182	10,188	9,892	10,857	11,020	11,267	11,704	11,748	11,923	11,865	11,952	12,076	12,112	12,804	13,190	13,591	13,589	14,287	13,707	13,732	13,513	13,976	13,917	14,313	14,851	14,675	13,252	13,690	12,141	13,482	14,148	14,062	14,921	13,686	14,749	15,007	14,534	14,975	15,340	15,694	16,226	15,864	14,570	11,710	13,173	13,975	14,052	14,674	15,062	14,415	14,687	16,848	18,024	17,942	19,607	19,907	20,303	20,043	19,880	19,989	20,071	19,225	20,316	19,825	20,920	19,223	19,173	19,373	18,109	18,109	16,879	18,458	17,693	16,047	17,560	18,508	17,615	19,718	19,265	19,283	18,993	18,467	20,135	20,860	20,080	19,138	17,978	19,573	21,532	20,815	21,978	22,715	20,932	21,959	21,726	23,354	22,715	22,889	22,172	24,071	22,115
Royce Small-Cap Special Equity Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,553	10,047	10,220	9,854	9,995	9,901	9,605	9,271	8,758	9,200	9,196	8,676	8,394	8,462	9,142	9,153	9,310	9,352	9,629	9,828	9,855	9,734	10,860	11,358	11,042	11,009	11,296	11,426	11,054	11,257	11,341	10,986	11,623	11,713	12,175	12,127	12,219	11,510	11,486	11,052	11,712	12,017	12,451	12,457	12,017	11,486	11,761	10,814	11,616	11,983	11,616	11,922	10,814	11,256	11,296	10,888	11,228	11,568	11,841	12,044	11,587	10,799	9,058	10,026	10,521	10,784	10,851	11,309	11,024	11,346	12,134	12,800	12,892	13,964	14,457	14,874	14,766	14,542	14,380	14,704	14,334	14,959	15,074	15,508	14,624	14,820	14,588	13,981	14,302	13,445	14,526	13,892	12,919	14,177	14,856	14,355	15,167	15,167	14,801	14,335	14,325	15,395	15,584	15,167	14,751	14,306	14,761	16,026	15,685	15,767	16,326	15,778	16,243	15,716	17,206	16,264	16,430	16,119	17,278	16,346
Royce Small-Cap Special Equity Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,558	10,056	10,240	9,881	10,034	9,947	9,658	9,330	8,818	9,273	9,278	8,764	8,485	8,563	9,257	9,277	9,443	9,492	9,785	9,995	10,034	9,917	11,075	11,587	11,277	11,256	11,550	11,698	11,324	11,545	11,640	11,287	11,950	12,056	12,540	12,499	12,608	11,885	11,874	11,432	12,126	12,459	12,918	12,935	12,488	11,943	12,235	11,266	12,107	12,501	12,132	12,462	11,311	11,783	11,835	11,421	11,790	12,152	12,456	12,689	12,213	11,391	9,565	10,597	11,131	11,419	11,499	11,997	11,708	12,062	12,913	13,631	13,736	14,896	15,435	15,891	15,794	15,562	15,405	15,771	15,390	16,070	16,213	16,698	15,762	15,981	15,745	15,115	15,474	14,555	15,745	15,071	14,030	15,412	16,165	15,640	16,534	16,564	16,171	15,690	15,680	16,869	17,094	16,643	16,200	15,719	16,240	17,647	17,285	17,398	18,030	17,430	17,968	17,398	19,055	18,040	18,237	17,906	19,199	18,184
Royce Small-Cap Special Equity Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	955,966	1,006,164	1,024,658	988,551	1,003,963	995,596	966,534	933,949	882,870	928,225	928,665	877,322	849,721	857,114	927,103	929,074	945,832	950,761	980,334	1,001,035	1,004,978	993,641	1,109,468	1,161,162	1,129,794	1,127,667	1,157,972	1,172,859	1,135,110	1,157,440	1,167,010	1,131,920	1,198,379	1,209,012	1,257,926	1,253,601	1,264,622	1,192,110	1,190,949	1,146,862	1,216,474	1,249,540	1,295,948	1,297,688	1,253,020	1,198,491	1,228,076	1,130,681	1,215,089	1,255,003	1,217,706	1,251,077	1,135,261	1,183,027	1,188,262	1,147,039	1,183,681	1,220,324	1,250,423	1,273,672	1,226,905	1,144,331	960,186	1,064,681	1,118,025	1,146,524	1,155,292	1,204,982	1,176,484	1,211,559	1,297,055	1,368,735	1,380,110	1,496,888	1,550,728	1,596,984	1,587,126	1,564,377	1,548,453	1,584,852	1,546,936	1,615,184	1,630,350	1,679,462	1,585,369	1,607,561	1,584,481	1,520,570	1,556,964	1,464,647	1,584,481	1,516,131	1,412,274	1,550,750	1,627,089	1,574,164	1,665,000	1,666,996	1,628,066	1,579,155	1,579,155	1,697,941	1,720,899	1,676,978	1,632,059	1,584,146	1,636,052	1,777,992	1,741,148	1,752,728	1,816,942	1,756,938	1,810,626	1,752,728	1,921,158	1,817,994	1,837,996	1,805,362	1,935,896	1,833,337
Royce Small-Cap Special Equity Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,557	10,056	10,236	9,877	10,026	9,938	9,644	9,320	8,807	9,259	9,259	8,744	8,466	8,540	9,232	9,252	9,413	9,462	9,755	9,960	9,994	9,877	11,028	11,536	11,221	11,200	11,494	11,641	11,263	11,478	11,578	11,221	11,877	11,982	12,460	12,420	12,523	11,803	11,786	11,347	12,032	12,357	12,814	12,825	12,380	11,838	12,129	11,162	12,002	12,386	12,021	12,342	11,200	11,668	11,720	11,303	11,668	12,027	12,322	12,546	12,081	11,267	9,459	10,481	11,002	11,288	11,367	11,853	11,567	11,917	12,753	13,461	13,564	14,704	15,237	15,688	15,585	15,355	15,192	15,548	15,170	15,836	15,977	16,448	15,524	15,740	15,498	14,877	15,231	14,316	15,490	14,817	13,790	15,145	15,878	15,369	16,238	16,257	15,881	15,398	15,389	16,547	16,769	16,325	15,881	15,408	15,920	17,290	16,935	17,036	17,655	17,067	17,584	17,016	18,639	17,645	17,827	17,503	18,770	17,768
Royce Small-Cap Total Return Fund - Consultant Class
Account Value [Line Items]
Accumulated Value	10,000	9,607	10,112	10,152	10,059	10,106	10,026	9,800	9,407	9,041	9,620	9,693	9,184	8,798	8,919	9,645	9,781	9,879	9,929	10,360	10,496	10,488	10,103	11,139	11,455	11,496	11,675	11,675	11,789	11,414	11,707	11,797	11,569	12,375	12,538	12,953	12,890	13,112	12,493	12,576	12,548	12,881	12,903	13,320	13,505	13,236	12,172	12,459	11,181	12,196	12,821	12,425	12,972	12,012	12,827	12,928	12,425	12,816	13,084	13,375	13,661	13,299	11,910	9,499	10,635	10,900	11,233	11,462	11,849	11,237	11,564	13,116	14,038	14,196	15,549	16,406	17,213	17,328	16,737	16,435	16,824	16,413	17,119	16,629	17,495	16,809	16,866	17,018	15,951	16,313	15,017	16,046	15,055	13,492	14,941	15,760	15,019	16,675	16,392	15,324	15,106	14,844	16,283	17,264	16,872	16,327	15,258	16,610	18,459	17,893	18,318	19,190	17,775	18,718	18,600	20,062	19,355	19,355	19,284	21,264	20,081
Royce Small-Cap Total Return Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,613	10,128	10,176	10,095	10,142	10,074	9,855	9,473	9,111	9,699	9,774	9,280	8,891	9,023	9,760	9,917	10,018	10,080	10,527	10,668	10,672	10,287	11,354	11,680	11,731	11,919	11,940	12,060	11,692	12,004	12,099	11,876	12,714	12,895	13,324	13,275	13,509	12,893	12,976	12,966	13,319	13,352	13,795	14,001	13,725	12,630	12,946	11,620	12,697	13,356	12,961	13,537	12,552	13,401	13,521	13,015	13,432	13,722	14,036	14,346	13,978	12,534	10,004	11,203	11,493	11,860	12,112	12,535	11,892	12,250	13,909	14,894	15,070	16,521	17,444	18,324	18,452	17,843	17,523	17,956	17,531	18,319	17,788	18,735	18,009	18,095	18,265	17,153	17,538	16,181	17,295	16,224	14,548	16,138	17,041	16,252	18,060	17,763	16,625	16,401	16,128	17,706	18,802	18,378	17,781	16,635	18,129	20,163	19,564	20,081	21,036	19,481	20,545	20,436	22,048	21,311	21,312	21,257	23,473	22,186
Royce Small-Cap Total Return Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	961,670	1,012,320	1,017,838	1,009,596	1,015,090	1,008,185	986,133	947,543	911,300	970,717	978,317	928,297	890,472	903,868	977,269	993,070	1,003,340	1,009,656	1,054,829	1,069,094	1,069,081	1,030,957	1,138,183	1,170,886	1,176,082	1,195,135	1,196,845	1,209,873	1,172,526	1,203,816	1,213,398	1,191,621	1,275,436	1,293,768	1,337,418	1,332,464	1,356,329	1,293,684	1,302,567	1,301,570	1,337,475	1,340,871	1,384,899	1,405,913	1,378,845	1,269,381	1,300,513	1,167,389	1,275,842	1,341,644	1,302,025	1,360,708	1,260,458	1,347,491	1,359,774	1,308,184	1,350,053	1,379,643	1,411,699	1,442,814	1,405,303	1,260,620	1,004,989	1,126,072	1,157,015	1,192,456	1,218,143	1,261,407	1,196,232	1,231,535	1,399,904	1,498,660	1,516,637	1,662,091	1,756,708	1,843,642	1,858,404	1,797,638	1,764,775	1,809,141	1,766,418	1,843,936	1,792,807	1,886,987	1,814,664	1,823,430	1,840,942	1,728,904	1,768,447	1,631,251	1,743,523	1,635,654	1,468,956	1,628,001	1,718,569	1,639,251	1,820,257	1,792,214	1,677,644	1,654,628	1,629,054	1,786,339	1,896,543	1,855,537	1,795,277	1,679,866	1,828,617	2,034,565	1,975,552	2,026,135	2,121,813	1,967,039	2,073,974	2,062,749	2,226,191	2,152,924	2,154,566	2,146,095	2,372,000	2,241,957
Royce Small-Cap Total Return Fund - R Class
Account Value [Line Items]
Accumulated Value	10,000	9,615	10,119	10,166	10,073	10,119	10,046	9,826	9,433	9,070	9,650	9,723	9,221	8,835	8,956	9,686	9,830	9,928	9,981	10,421	10,557	10,553	10,174	11,221	11,539	11,588	11,768	11,780	11,895	11,526	11,817	11,916	11,686	12,503	12,675	13,094	13,035	13,259	12,644	12,723	12,704	13,040	13,072	13,493	13,689	13,413	12,336	12,636	11,345	12,383	13,015	12,626	13,179	12,208	13,033	13,146	12,637	13,033	13,316	13,621	13,917	13,538	12,143	9,680	10,832	11,114	11,456	11,702	12,095	11,478	11,811	13,402	14,345	14,507	15,889	16,784	17,609	17,741	17,138	16,829	17,226	16,814	17,551	17,035	17,934	17,232	17,291	17,446	16,374	16,745	15,419	16,491	15,458	13,858	15,361	16,200	15,447	17,143	16,875	15,771	15,547	15,302	16,765	17,793	17,391	16,832	15,736	17,122	19,043	18,461	18,922	19,819	18,364	19,334	19,213	20,741	20,013	20,037	19,940	22,027	20,807
Royce Small-Cap Total Return Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,612	10,120	10,170	10,083	10,130	10,056	9,841	9,453	9,087	9,671	9,752	9,252	8,863	8,992	9,730	9,875	9,974	10,035	10,480	10,618	10,614	10,238	11,296	11,620	11,662	11,853	11,865	11,982	11,616	11,916	12,016	11,790	12,613	12,789	13,215	13,159	13,396	12,770	12,860	12,841	13,192	13,215	13,653	13,853	13,581	12,493	12,799	11,486	12,546	13,191	12,793	13,371	12,389	13,228	13,344	12,834	13,251	13,530	13,843	14,137	13,774	12,344	9,852	11,035	11,324	11,675	11,915	12,332	11,697	12,040	13,677	14,633	14,816	16,230	17,142	17,996	18,118	17,523	17,202	17,614	17,202	17,952	17,447	18,371	17,663	17,723	17,885	16,791	17,176	15,840	16,935	15,881	14,234	15,780	16,674	15,883	17,635	17,355	16,234	16,024	15,766	17,275	18,354	17,932	17,369	16,220	17,674	19,672	19,084	19,544	20,503	18,969	20,017	19,877	21,463	20,721	20,734	20,683	22,833	21,577
Royce Smaller-Companies Growth Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,637	10,431	10,480	10,341	10,626	10,905	11,162	10,334	9,700	9,944	10,215	9,840	8,653	8,783	9,416	9,511	9,520	9,511	9,875	9,987	10,039	9,597	10,741	10,792	11,061	11,244	11,350	11,494	11,648	12,023	12,100	12,081	12,562	12,773	12,725	12,756	13,037	12,803	12,815	12,826	13,970	14,110	14,192	15,266	14,869	13,130	12,826	11,489	12,695	13,532	13,314	13,850	13,097	13,917	14,269	13,365	13,063	13,465	13,934	14,237	14,168	13,370	10,873	12,781	13,925	14,549	15,191	16,509	15,954	16,041	18,850	21,300	23,187	24,458	23,958	25,075	24,805	25,364	24,112	24,343	23,977	25,537	23,438	23,023	19,466	19,150	19,203	16,147	15,673	14,725	16,595	16,780	15,041	16,437	16,780	15,638	17,452	17,645	17,123	16,490	16,600	18,030	18,772	17,645	16,051	14,731	16,600	18,304	18,030	19,239	20,009	18,854	19,486	19,431	20,668	20,751	21,080	21,713	24,434	22,359
Royce Smaller-Companies Growth Fund - Institutional Class
Account Value [Line Items]
Accumulated Value	1,000,000	964,038	1,043,568	1,049,100	1,034,578	1,063,623	1,091,286	1,117,565	1,034,578	971,645	995,850	1,023,513	985,533	866,204	879,081	943,467	952,910	954,627	952,910	989,825	1,000,985	1,006,136	961,495	1,075,673	1,080,723	1,107,384	1,125,476	1,136,902	1,151,184	1,166,419	1,204,506	1,212,124	1,209,267	1,257,828	1,279,729	1,274,015	1,277,696	1,304,266	1,282,317	1,282,317	1,284,627	1,400,151	1,412,859	1,422,101	1,529,538	1,490,260	1,316,974	1,285,782	1,150,662	1,273,178	1,357,615	1,334,436	1,389,072	1,312,913	1,395,695	1,432,119	1,341,059	1,311,258	1,350,993	1,397,350	1,427,992	1,421,135	1,342,278	1,090,280	1,282,279	1,397,135	1,460,563	1,523,992	1,655,991	1,601,134	1,609,705	1,892,561	2,137,704	2,328,061	2,453,696	2,402,300	2,514,611	2,489,864	2,545,068	2,421,336	2,444,179	2,406,107	2,562,200	2,352,807	2,312,207	1,955,079	1,923,798	1,926,405	1,618,805	1,571,883	1,478,040	1,665,727	1,683,975	1,511,928	1,650,087	1,683,975	1,568,418	1,753,258	1,772,286	1,720,639	1,658,120	1,668,993	1,810,341	1,883,733	1,772,286	1,614,628	1,481,435	1,668,993	1,840,241	1,813,059	1,932,661	2,011,490	1,894,606	1,959,843	1,951,689	2,076,727	2,084,882	2,117,501	2,182,738	2,451,843	2,246,702
Royce Smaller-Companies Growth Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,634	10,428	10,477	10,330	10,618	10,892	11,145	10,316	9,683	9,929	10,196	9,818	8,634	8,757	9,388	9,476	9,493	9,476	9,844	9,949	10,002	9,555	10,686	10,738	10,991	11,177	11,284	11,420	11,567	11,947	12,015	11,986	12,464	12,679	12,620	12,650	12,922	12,697	12,697	12,709	13,833	13,963	14,046	15,111	14,709	12,993	12,685	11,356	12,562	13,376	13,156	13,682	12,935	13,750	14,089	13,207	12,901	13,291	13,750	14,044	13,974	13,183	10,704	12,585	13,710	14,343	14,976	16,259	15,714	15,802	18,562	20,963	22,817	24,047	23,559	24,652	24,379	24,925	23,695	23,910	23,539	25,062	23,012	22,593	19,091	18,796	18,823	15,828	15,347	14,411	16,256	16,443	14,732	16,096	16,417	15,280	17,065	17,260	16,730	16,117	16,228	17,622	18,347	17,232	15,698	14,388	16,200	17,873	17,622	18,766	19,519	18,403	19,017	18,961	20,160	20,244	20,550	21,164	23,785	21,778
Royce Small-Cap Value Fund - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,441	10,135	10,338	10,279	10,118	10,118	9,796	9,483	9,017	9,339	9,305	8,875	8,621	8,977	9,708	9,433	9,180	9,169	9,657	9,738	9,576	9,210	10,276	10,771	10,524	10,589	10,610	10,514	10,030	10,320	10,159	9,987	10,857	10,900	11,459	11,363	11,408	11,016	11,318	11,262	12,079	12,179	12,504	12,951	12,291	11,385	11,710	10,562	11,713	12,269	11,599	12,219	10,650	11,523	11,713	11,093	11,738	11,903	12,206	12,527	11,728	10,184	7,579	8,416	8,770	9,019	9,032	9,634	9,254	9,516	11,047	11,744	12,003	13,258	14,186	14,718	14,881	14,472	14,254	14,540	13,940	14,404	14,240	15,089	14,033	13,903	13,700	12,919	13,324	12,196	13,585	13,295	12,051	13,570	14,583	13,600	14,753	14,630	14,030	13,416	13,339	14,783	15,567	15,367	14,829	14,338	15,352	17,206	16,522	17,023	17,824	16,672	17,356	16,705	18,808	18,157	18,157	17,673	19,175	17,797
Royce Small-Cap Value Fund - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,438	10,127	10,331	10,272	10,102	10,102	9,778	9,464	8,996	9,319	9,285	8,849	8,595	8,951	9,673	9,398	9,154	9,144	9,612	9,693	9,530	9,164	10,222	10,712	10,476	10,530	10,551	10,444	9,961	10,262	10,090	9,918	10,788	10,820	11,378	11,277	11,321	10,931	11,221	11,165	11,979	12,079	12,391	12,837	12,168	11,277	11,589	10,468	11,599	12,139	11,473	12,089	10,530	11,398	11,574	10,958	11,599	11,762	12,051	12,374	11,583	10,065	7,484	8,314	8,652	8,898	8,911	9,508	9,119	9,378	10,883	11,574	11,830	13,057	13,975	14,501	14,663	14,244	14,029	14,312	13,718	14,163	14,002	14,842	13,798	13,655	13,455	12,683	13,083	11,968	13,326	13,040	11,825	13,312	14,299	13,349	14,455	14,334	13,743	13,137	13,061	14,471	15,243	15,031	14,516	14,031	15,016	16,831	16,158	16,634	17,423	16,290	16,963	16,322	18,375	17,735	17,735	17,258	18,720	17,378
Russell 3000 Index One [Member}
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Index One [Member}
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Three [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	972,168	1,028,457	1,018,002	1,022,607	1,036,751	1,019,406	1,036,456	973,885	945,506	1,020,187	1,025,843	1,004,787	948,092	947,786	1,014,516	1,020,804	1,039,066	1,041,203	1,082,525	1,085,286	1,086,992	1,063,475	1,111,067	1,132,748	1,154,068	1,196,990	1,197,804	1,210,501	1,222,889	1,233,925	1,257,191	1,259,613	1,290,332	1,318,490	1,358,526	1,372,104	1,444,429	1,391,188	1,363,261	1,368,442	1,407,074	1,416,276	1,463,276	1,514,663	1,517,171	1,405,457	1,433,607	1,300,182	1,411,781	1,461,433	1,482,772	1,541,982	1,442,197	1,543,493	1,566,437	1,534,504	1,561,436	1,595,049	1,655,680	1,703,486	1,701,625	1,562,307	1,347,462	1,525,920	1,607,524	1,644,275	1,737,643	1,863,525	1,795,672	1,756,916	1,970,651	2,059,306	2,050,147	2,114,229	2,190,009	2,302,902	2,313,415	2,370,461	2,410,547	2,479,290	2,368,050	2,528,188	2,489,706	2,587,747	2,435,494	2,374,146	2,451,154	2,231,182	2,228,190	2,041,783	2,233,339	2,149,992	1,950,625	2,110,588	2,220,753	2,090,720	2,234,714	2,182,482	2,240,840	2,264,715	2,273,526	2,428,775	2,515,839	2,467,274	2,349,747	2,287,458	2,500,760	2,633,405	2,662,590	2,806,718	2,897,255	2,769,771	2,900,634	2,990,431	3,046,020	3,112,327	3,176,709	3,153,380	3,363,156	3,260,360
Russell2000 Index Three [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	967,834	1,025,290	1,043,152	1,016,549	1,039,757	1,047,543	1,035,369	970,305	922,699	974,684	1,006,389	955,859	871,806	871,767	941,344	956,118	977,654	977,038	1,035,374	1,053,683	1,065,420	1,014,770	1,127,929	1,159,533	1,164,107	1,186,572	1,188,125	1,201,155	1,176,718	1,217,396	1,226,440	1,210,837	1,286,405	1,297,370	1,334,760	1,329,372	1,364,115	1,311,294	1,328,254	1,339,737	1,421,060	1,431,243	1,456,187	1,518,963	1,482,429	1,321,413	1,342,416	1,182,956	1,316,037	1,384,455	1,355,479	1,401,526	1,292,525	1,383,877	1,391,845	1,323,123	1,350,653	1,386,224	1,443,288	1,484,905	1,437,281	1,316,288	1,030,305	1,171,822	1,248,078	1,292,194	1,327,960	1,402,782	1,355,924	1,384,322	1,639,487	1,781,304	1,870,943	1,987,550	2,007,512	2,049,668	2,053,893	2,093,687	2,018,086	2,063,227	2,002,393	2,087,574	2,000,585	2,045,275	1,848,369	1,868,100	1,891,351	1,703,900	1,706,475	1,566,129	1,729,638	1,694,245	1,531,876	1,700,519	1,740,239	1,627,293	1,785,899	1,755,734	1,671,845	1,641,788	1,626,622	1,758,869	1,866,430	1,773,056	1,668,672	1,554,871	1,695,602	1,902,776	1,828,771	1,932,172	2,001,342	1,860,482	1,953,818	1,935,744	2,132,414	2,100,561	2,115,241	2,084,689	2,313,367	2,122,316
Russell3000 Index Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Index Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Five [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2500 Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,795	10,379	10,516	10,332	10,554	10,480	10,461	9,841	9,401	9,927	10,122	9,709	8,935	8,998	9,747	9,891	10,100	10,096	10,622	10,707	10,758	10,322	11,200	11,417	11,576	11,855	11,846	11,938	11,804	12,099	12,224	12,123	12,673	12,869	13,292	13,337	13,743	13,178	13,305	13,336	13,963	14,064	14,336	14,951	14,725	13,230	13,480	12,003	13,385	14,017	13,901	14,388	13,365	14,313	14,462	13,883	14,129	14,400	15,018	15,335	15,024	13,764	10,777	12,346	13,258	13,640	14,184	14,826	14,443	14,704	17,100	18,402	18,853	20,082	20,413	21,228	21,272	21,524	21,147	21,627	20,946	21,974	21,057	21,747	19,937	20,162	20,482	18,737	18,800	17,004	18,764	18,265	16,525	18,111	18,875	17,753	19,528	19,069	18,354	18,115	17,797	19,313	20,274	19,478	18,390	17,273	18,828	20,846	20,300	21,405	22,288	20,795	21,660	21,335	22,921	22,862	23,202	22,987	25,249	23,346
Russell2000 Index Five [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2500 Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,795	10,379	10,516	10,332	10,554	10,480	10,461	9,841	9,401	9,927	10,122	9,709	8,935	8,998	9,747	9,891	10,100	10,096	10,622	10,707	10,758	10,322	11,200	11,417	11,576	11,855	11,846	11,938	11,804	12,099	12,224	12,123	12,673	12,869	13,292	13,337	13,743	13,178	13,305	13,336	13,963	14,064	14,336	14,951	14,725	13,230	13,480	12,003	13,385	14,017	13,901	14,388	13,365	14,313	14,462	13,883	14,129	14,400	15,018	15,335	15,024	13,764	10,777	12,346	13,258	13,640	14,184	14,826	14,443	14,704	17,100	18,402	18,853	20,082	20,413	21,228	21,272	21,524	21,147	21,627	20,946	21,974	21,057	21,747	19,937	20,162	20,482	18,737	18,800	17,004	18,764	18,265	16,525	18,111	18,875	17,753	19,528	19,069	18,354	18,115	17,797	19,313	20,274	19,478	18,390	17,273	18,828	20,846	20,300	21,405	22,288	20,795	21,660	21,335	22,921	22,862	23,202	22,987	25,249	23,346
Russell2000 Index Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
M S C I A C W I Ex U S A I M I Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,982	10,517	10,354	10,890	10,750	10,458	10,406	9,639	9,215	9,882	9,696	9,540	8,879	8,796	9,517	9,770	9,619	9,453	9,928	9,979	10,119	9,957	9,717	9,960	10,317	10,496	10,755	10,999	11,347	11,384	11,801	11,873	12,098	12,325	12,437	12,730	13,427	12,809	12,595	12,788	12,517	12,266	12,530	12,287	12,314	11,285	11,381	10,851	11,676	11,906	11,970	12,279	11,623	12,298	12,158	11,786	12,087	12,518	12,641	13,199	12,837	11,800	10,017	10,833	11,227	11,716	12,246	12,807	12,512	12,234	13,886	14,667	14,691	15,014	15,220	15,702	16,156	16,072	15,863	16,174	15,660	16,015	15,283	15,917	15,271	14,984	15,026	14,079	14,147	12,880	13,364	12,945	11,632	11,984	13,361	13,278	14,338	13,853	14,149	14,390	13,883	14,486	15,095	14,450	13,981	13,376	14,592	15,352	15,184	15,536	16,016	15,736	16,201	16,163	16,571	17,019	17,485	16,619	16,480	16,155
M S C I A C W I Ex U S A Small Cap Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,963	10,506	10,393	11,014	11,075	10,831	10,625	10,032	9,745	10,323	10,249	10,260	9,473	9,505	10,330	10,619	10,549	10,239	10,809	10,783	11,050	10,759	10,439	10,661	11,069	11,361	11,596	11,944	12,268	12,320	12,755	12,893	13,170	13,416	13,616	14,035	14,725	14,145	13,985	14,147	14,003	13,622	13,717	13,583	13,416	12,111	12,141	11,480	12,379	12,639	12,658	12,938	12,271	12,812	12,727	12,360	12,660	13,173	13,394	14,054	13,615	12,363	9,978	11,190	11,869	12,256	12,869	13,715	13,542	13,182	15,006	16,056	16,028	16,607	16,944	17,722	18,095	18,020	18,165	18,585	18,020	18,301	17,395	18,131	16,999	16,779	16,950	15,856	15,709	13,975	14,783	14,395	12,806	13,222	14,486	14,510	15,554	15,157	15,191	15,415	14,988	15,503	16,290	15,836	15,240	14,388	15,780	16,782	16,494	16,659	17,136	16,886	17,433	17,249	17,905	18,235	18,784	17,802	17,723	17,345
M S C I A C W I Ex U S A I M I Index Two [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	998,237	1,051,746	1,035,466	1,089,007	1,075,001	1,045,854	1,040,661	963,961	921,563	988,274	969,653	954,000	887,968	879,609	951,787	977,050	961,942	945,315	992,884	997,947	1,011,972	995,717	971,774	996,042	1,031,726	1,049,666	1,075,596	1,099,908	1,134,778	1,138,478	1,180,193	1,187,309	1,209,844	1,232,579	1,243,782	1,273,074	1,342,779	1,280,968	1,259,543	1,278,851	1,251,712	1,226,664	1,253,037	1,228,782	1,231,444	1,128,546	1,138,155	1,085,185	1,167,618	1,190,660	1,197,036	1,227,964	1,162,398	1,229,866	1,215,868	1,178,655	1,208,761	1,251,839	1,264,197	1,319,962	1,283,730	1,180,046	1,001,731	1,083,352	1,122,716	1,171,615	1,224,668	1,280,722	1,251,234	1,223,499	1,388,694	1,466,717	1,469,124	1,501,473	1,522,018	1,570,257	1,615,622	1,607,201	1,586,364	1,617,467	1,566,060	1,601,553	1,528,395	1,591,771	1,527,190	1,498,445	1,502,662	1,407,927	1,414,734	1,288,055	1,336,417	1,294,569	1,163,260	1,198,451	1,336,100	1,327,813	1,433,810	1,385,385	1,414,943	1,439,014	1,388,396	1,448,675	1,509,583	1,445,003	1,398,146	1,337,628	1,459,264	1,535,237	1,518,451	1,553,697	1,601,694	1,573,686	1,620,105	1,616,357	1,657,153	1,701,992	1,748,579	1,661,996	1,648,027	1,615,572
M S C I A C W I Ex U S A Small Cap Index Two [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	996,332	1,050,696	1,039,317	1,101,417	1,107,570	1,083,159	1,062,515	1,003,241	974,595	1,032,365	1,024,983	1,026,026	947,351	950,564	1,033,037	1,061,922	1,054,933	1,023,999	1,080,981	1,078,391	1,105,010	1,075,916	1,043,969	1,066,129	1,106,986	1,136,144	1,159,697	1,194,486	1,226,886	1,232,036	1,275,561	1,289,384	1,317,078	1,341,671	1,361,654	1,403,511	1,472,504	1,414,577	1,398,547	1,414,721	1,400,399	1,362,233	1,371,727	1,358,380	1,341,617	1,211,124	1,214,138	1,148,062	1,237,994	1,263,963	1,265,887	1,293,881	1,227,112	1,281,255	1,272,701	1,236,020	1,266,050	1,317,346	1,339,402	1,405,463	1,361,587	1,236,362	997,804	1,119,077	1,186,927	1,225,604	1,286,901	1,371,549	1,354,261	1,318,269	1,500,687	1,605,631	1,602,807	1,660,798	1,694,458	1,772,277	1,809,527	1,802,097	1,816,559	1,858,524	1,802,019	1,830,194	1,739,583	1,813,176	1,699,950	1,677,938	1,695,017	1,585,600	1,570,990	1,397,573	1,478,326	1,439,552	1,280,632	1,322,246	1,448,611	1,451,033	1,555,490	1,515,750	1,519,177	1,541,555	1,498,812	1,550,301	1,629,035	1,583,621	1,524,018	1,438,808	1,578,034	1,678,242	1,649,448	1,665,969	1,713,631	1,688,688	1,743,399	1,724,911	1,790,597	1,823,580	1,878,404	1,780,241	1,772,360	1,734,591
M S C I A C W I Ex U S A I M I Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,982	10,517	10,354	10,890	10,750	10,458	10,406	9,639	9,215	9,882	9,696	9,540	8,879	8,796	9,517	9,770	9,619	9,453	9,928	9,979	10,119	9,957	9,717	9,960	10,317	10,496	10,755	10,999	11,347	11,384	11,801	11,873	12,098	12,325	12,437	12,730	13,427	12,809	12,595	12,788	12,517	12,266	12,530	12,287	12,314	11,285	11,381	10,851	11,676	11,906	11,970	12,279	11,623	12,298	12,158	11,786	12,087	12,518	12,641	13,199	12,837	11,800	10,017	10,833	11,227	11,716	12,246	12,807	12,512	12,234	13,886	14,667	14,691	15,014	15,220	15,702	16,156	16,072	15,863	16,174	15,660	16,015	15,283	15,917	15,271	14,984	15,026	14,079	14,147	12,880	13,364	12,945	11,632	11,984	13,361	13,278	14,338	13,853	14,149	14,390	13,883	14,486	15,095	14,450	13,981	13,376	14,592	15,352	15,184	15,536	16,016	15,736	16,201	16,163	16,571	17,019	17,485	16,619	16,480	16,155
M S C I A C W I Ex U S A Small Cap Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,963	10,506	10,393	11,014	11,075	10,831	10,625	10,032	9,745	10,323	10,249	10,260	9,473	9,505	10,330	10,619	10,549	10,239	10,809	10,783	11,050	10,759	10,439	10,661	11,069	11,361	11,596	11,944	12,268	12,320	12,755	12,893	13,170	13,416	13,616	14,035	14,725	14,145	13,985	14,147	14,003	13,622	13,717	13,583	13,416	12,111	12,141	11,480	12,379	12,639	12,658	12,938	12,271	12,812	12,727	12,360	12,660	13,173	13,394	14,054	13,615	12,363	9,978	11,190	11,869	12,256	12,869	13,715	13,542	13,182	15,006	16,056	16,028	16,607	16,944	17,722	18,095	18,020	18,165	18,585	18,020	18,301	17,395	18,131	16,999	16,779	16,950	15,856	15,709	13,975	14,783	14,395	12,806	13,222	14,486	14,510	15,554	15,157	15,191	15,415	14,988	15,503	16,290	15,836	15,240	14,388	15,780	16,782	16,494	16,659	17,136	16,886	17,433	17,249	17,905	18,235	18,784	17,802	17,723	17,345
Russell 3000 Index Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell Microcap Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,587	10,099	10,314	10,073	10,376	10,602	10,264	9,709	9,142	9,634	10,000	9,484	8,502	8,374	8,968	9,259	9,379	9,324	9,812	10,077	10,373	9,782	10,918	11,415	11,243	11,360	11,459	11,577	11,311	11,898	11,832	11,734	12,690	12,669	12,980	12,918	13,235	12,816	13,006	13,169	14,119	14,303	14,293	14,908	14,422	12,849	12,767	11,228	12,406	13,086	12,699	12,942	12,064	12,817	12,642	11,847	12,118	12,429	13,005	13,747	13,107	12,211	9,350	10,774	11,488	12,206	12,336	13,070	12,656	12,820	15,440	16,629	18,993	20,137	20,601	20,656	20,994	21,454	20,271	20,998	20,386	20,838	19,745	19,845	17,905	18,088	18,337	16,435	16,371	14,861	16,341	16,367	14,789	16,192	16,178	15,487	17,013	16,519	15,050	14,660	14,867	15,846	16,692	15,583	14,589	13,536	14,817	16,933	16,277	17,289	17,726	16,349	17,177	16,791	18,784	18,268	18,182	18,306	20,437	19,253
Russell 2000 Index Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell Microcap Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,587	10,099	10,314	10,073	10,376	10,602	10,264	9,709	9,142	9,634	10,000	9,484	8,502	8,374	8,968	9,259	9,379	9,324	9,812	10,077	10,373	9,782	10,918	11,415	11,243	11,360	11,459	11,577	11,311	11,898	11,832	11,734	12,690	12,669	12,980	12,918	13,235	12,816	13,006	13,169	14,119	14,303	14,293	14,908	14,422	12,849	12,767	11,228	12,406	13,086	12,699	12,942	12,064	12,817	12,642	11,847	12,118	12,429	13,005	13,747	13,107	12,211	9,350	10,774	11,488	12,206	12,336	13,070	12,656	12,820	15,440	16,629	18,993	20,137	20,601	20,656	20,994	21,454	20,271	20,998	20,386	20,838	19,745	19,845	17,905	18,088	18,337	16,435	16,371	14,861	16,341	16,367	14,789	16,192	16,178	15,487	17,013	16,519	15,050	14,660	14,867	15,846	16,692	15,583	14,589	13,536	14,817	16,933	16,277	17,289	17,726	16,349	17,177	16,791	18,784	18,268	18,182	18,306	20,437	19,253
Russell 2000 Index Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Nine [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell Microcap Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,587	10,099	10,314	10,073	10,376	10,602	10,264	9,709	9,142	9,634	10,000	9,484	8,502	8,374	8,968	9,259	9,379	9,324	9,812	10,077	10,373	9,782	10,918	11,415	11,243	11,360	11,459	11,577	11,311	11,898	11,832	11,734	12,690	12,669	12,980	12,918	13,235	12,816	13,006	13,169	14,119	14,303	14,293	14,908	14,422	12,849	12,767	11,228	12,406	13,086	12,699	12,942	12,064	12,817	12,642	11,847	12,118	12,429	13,005	13,747	13,107	12,211	9,350	10,774	11,488	12,206	12,336	13,070	12,656	12,820	15,440	16,629	18,993	20,137	20,601	20,656	20,994	21,454	20,271	20,998	20,386	20,838	19,745	19,845	17,905	18,088	18,337	16,435	16,371	14,861	16,341	16,367	14,789	16,192	16,178	15,487	17,013	16,519	15,050	14,660	14,867	15,846	16,692	15,583	14,589	13,536	14,817	16,933	16,277	17,289	17,726	16,349	17,177	16,791	18,784	18,268	18,182	18,306	20,437	19,253
Russell 2000 Index Nine [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Ten [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Ten [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Eleven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Eleven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Twelve [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	972,168	1,028,457	1,018,002	1,022,607	1,036,751	1,019,406	1,036,456	973,885	945,506	1,020,187	1,025,843	1,004,787	948,092	947,786	1,014,516	1,020,804	1,039,066	1,041,203	1,082,525	1,085,286	1,086,992	1,063,475	1,111,067	1,132,748	1,154,068	1,196,990	1,197,804	1,210,501	1,222,889	1,233,925	1,257,191	1,259,613	1,290,332	1,318,490	1,358,526	1,372,104	1,444,429	1,391,188	1,363,261	1,368,442	1,407,074	1,416,276	1,463,276	1,514,663	1,517,171	1,405,457	1,433,607	1,300,182	1,411,781	1,461,433	1,482,772	1,541,982	1,442,197	1,543,493	1,566,437	1,534,504	1,561,436	1,595,049	1,655,680	1,703,486	1,701,625	1,562,307	1,347,462	1,525,920	1,607,524	1,644,275	1,737,643	1,863,525	1,795,672	1,756,916	1,970,651	2,059,306	2,050,147	2,114,229	2,190,009	2,302,902	2,313,415	2,370,461	2,410,547	2,479,290	2,368,050	2,528,188	2,489,706	2,587,747	2,435,494	2,374,146	2,451,154	2,231,182	2,228,190	2,041,783	2,233,339	2,149,992	1,950,625	2,110,588	2,220,753	2,090,720	2,234,714	2,182,482	2,240,840	2,264,715	2,273,526	2,428,775	2,515,839	2,467,274	2,349,747	2,287,458	2,500,760	2,633,405	2,662,590	2,806,718	2,897,255	2,769,771	2,900,634	2,990,431	3,046,020	3,112,327	3,176,709	3,153,380	3,363,156	3,260,360
Russell2000 Value Index Three [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	958,376	1,002,881	1,019,803	998,021	1,006,293	1,007,608	979,814	931,695	899,443	949,802	976,803	925,312	863,150	869,037	941,067	961,000	978,617	981,592	1,034,553	1,060,263	1,068,620	1,033,497	1,170,671	1,219,013	1,210,312	1,227,823	1,217,429	1,222,223	1,184,161	1,225,587	1,233,341	1,203,028	1,288,206	1,289,897	1,327,223	1,314,558	1,330,755	1,264,220	1,279,855	1,302,041	1,377,786	1,386,130	1,410,604	1,444,204	1,408,371	1,282,273	1,302,948	1,145,453	1,270,741	1,320,133	1,282,070	1,330,554	1,221,876	1,299,698	1,301,790	1,229,140	1,292,253	1,323,555	1,354,541	1,401,967	1,326,346	1,197,461	902,018	1,013,288	1,042,370	1,072,550	1,094,674	1,153,645	1,099,963	1,139,304	1,359,264	1,466,938	1,544,115	1,689,183	1,777,458	1,813,410	1,869,841	1,858,511	1,791,987	1,839,969	1,803,108	1,871,858	1,807,919	1,881,647	1,771,939	1,801,259	1,836,504	1,693,981	1,726,492	1,555,936	1,706,577	1,652,612	1,484,206	1,671,056	1,722,111	1,609,122	1,762,676	1,722,037	1,598,551	1,558,689	1,528,029	1,649,410	1,773,878	1,688,548	1,600,603	1,505,126	1,640,609	1,844,802	1,761,003	1,818,613	1,898,316	1,777,359	1,860,481	1,829,126	2,052,045	2,013,528	2,014,813	1,983,295	2,174,596	1,993,395
Russell2000 Index Twelve [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	967,834	1,025,290	1,043,152	1,016,549	1,039,757	1,047,543	1,035,369	970,305	922,699	974,684	1,006,389	955,859	871,806	871,767	941,344	956,118	977,654	977,038	1,035,374	1,053,683	1,065,420	1,014,770	1,127,929	1,159,533	1,164,107	1,186,572	1,188,125	1,201,155	1,176,718	1,217,396	1,226,440	1,210,837	1,286,405	1,297,370	1,334,760	1,329,372	1,364,115	1,311,294	1,328,254	1,339,737	1,421,060	1,431,243	1,456,187	1,518,963	1,482,429	1,321,413	1,342,416	1,182,956	1,316,037	1,384,455	1,355,479	1,401,526	1,292,525	1,383,877	1,391,845	1,323,123	1,350,653	1,386,224	1,443,288	1,484,905	1,437,281	1,316,288	1,030,305	1,171,822	1,248,078	1,292,194	1,327,960	1,402,782	1,355,924	1,384,322	1,639,487	1,781,304	1,870,943	1,987,550	2,007,512	2,049,668	2,053,893	2,093,687	2,018,086	2,063,227	2,002,393	2,087,574	2,000,585	2,045,275	1,848,369	1,868,100	1,891,351	1,703,900	1,706,475	1,566,129	1,729,638	1,694,245	1,531,876	1,700,519	1,740,239	1,627,293	1,785,899	1,755,734	1,671,845	1,641,788	1,626,622	1,758,869	1,866,430	1,773,056	1,668,672	1,554,871	1,695,602	1,902,776	1,828,771	1,932,172	2,001,342	1,860,482	1,953,818	1,935,744	2,132,414	2,100,561	2,115,241	2,084,689	2,313,367	2,122,316
Russell3000 Index Thirteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Value Index Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell2000 Index Thirteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Fourteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Value Index Five [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell2000 Index Fourteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Fifteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Index Fifteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Sixteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Index Sixteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Seventeen [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	972,168	1,028,457	1,018,002	1,022,607	1,036,751	1,019,406	1,036,456	973,885	945,506	1,020,187	1,025,843	1,004,787	948,092	947,786	1,014,516	1,020,804	1,039,066	1,041,203	1,082,525	1,085,286	1,086,992	1,063,475	1,111,067	1,132,748	1,154,068	1,196,990	1,197,804	1,210,501	1,222,889	1,233,925	1,257,191	1,259,613	1,290,332	1,318,490	1,358,526	1,372,104	1,444,429	1,391,188	1,363,261	1,368,442	1,407,074	1,416,276	1,463,276	1,514,663	1,517,171	1,405,457	1,433,607	1,300,182	1,411,781	1,461,433	1,482,772	1,541,982	1,442,197	1,543,493	1,566,437	1,534,504	1,561,436	1,595,049	1,655,680	1,703,486	1,701,625	1,562,307	1,347,462	1,525,920	1,607,524	1,644,275	1,737,643	1,863,525	1,795,672	1,756,916	1,970,651	2,059,306	2,050,147	2,114,229	2,190,009	2,302,902	2,313,415	2,370,461	2,410,547	2,479,290	2,368,050	2,528,188	2,489,706	2,587,747	2,435,494	2,374,146	2,451,154	2,231,182	2,228,190	2,041,783	2,233,339	2,149,992	1,950,625	2,110,588	2,220,753	2,090,720	2,234,714	2,182,482	2,240,840	2,264,715	2,273,526	2,428,775	2,515,839	2,467,274	2,349,747	2,287,458	2,500,760	2,633,405	2,662,590	2,806,718	2,897,255	2,769,771	2,900,634	2,990,431	3,046,020	3,112,327	3,176,709	3,153,380	3,363,156	3,260,360
Russell2000 Index Seventeen [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	967,834	1,025,290	1,043,152	1,016,549	1,039,757	1,047,543	1,035,369	970,305	922,699	974,684	1,006,389	955,859	871,806	871,767	941,344	956,118	977,654	977,038	1,035,374	1,053,683	1,065,420	1,014,770	1,127,929	1,159,533	1,164,107	1,186,572	1,188,125	1,201,155	1,176,718	1,217,396	1,226,440	1,210,837	1,286,405	1,297,370	1,334,760	1,329,372	1,364,115	1,311,294	1,328,254	1,339,737	1,421,060	1,431,243	1,456,187	1,518,963	1,482,429	1,321,413	1,342,416	1,182,956	1,316,037	1,384,455	1,355,479	1,401,526	1,292,525	1,383,877	1,391,845	1,323,123	1,350,653	1,386,224	1,443,288	1,484,905	1,437,281	1,316,288	1,030,305	1,171,822	1,248,078	1,292,194	1,327,960	1,402,782	1,355,924	1,384,322	1,639,487	1,781,304	1,870,943	1,987,550	2,007,512	2,049,668	2,053,893	2,093,687	2,018,086	2,063,227	2,002,393	2,087,574	2,000,585	2,045,275	1,848,369	1,868,100	1,891,351	1,703,900	1,706,475	1,566,129	1,729,638	1,694,245	1,531,876	1,700,519	1,740,239	1,627,293	1,785,899	1,755,734	1,671,845	1,641,788	1,626,622	1,758,869	1,866,430	1,773,056	1,668,672	1,554,871	1,695,602	1,902,776	1,828,771	1,932,172	2,001,342	1,860,482	1,953,818	1,935,744	2,132,414	2,100,561	2,115,241	2,084,689	2,313,367	2,122,316
Russell 3000 Index Eighteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Index Eighteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Ninteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Ninteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Twenty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Twenty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Twenty One [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	972,168	1,028,457	1,018,002	1,022,607	1,036,751	1,019,406	1,036,456	973,885	945,506	1,020,187	1,025,843	1,004,787	948,092	947,786	1,014,516	1,020,804	1,039,066	1,041,203	1,082,525	1,085,286	1,086,992	1,063,475	1,111,067	1,132,748	1,154,068	1,196,990	1,197,804	1,210,501	1,222,889	1,233,925	1,257,191	1,259,613	1,290,332	1,318,490	1,358,526	1,372,104	1,444,429	1,391,188	1,363,261	1,368,442	1,407,074	1,416,276	1,463,276	1,514,663	1,517,171	1,405,457	1,433,607	1,300,182	1,411,781	1,461,433	1,482,772	1,541,982	1,442,197	1,543,493	1,566,437	1,534,504	1,561,436	1,595,049	1,655,680	1,703,486	1,701,625	1,562,307	1,347,462	1,525,920	1,607,524	1,644,275	1,737,643	1,863,525	1,795,672	1,756,916	1,970,651	2,059,306	2,050,147	2,114,229	2,190,009	2,302,902	2,313,415	2,370,461	2,410,547	2,479,290	2,368,050	2,528,188	2,489,706	2,587,747	2,435,494	2,374,146	2,451,154	2,231,182	2,228,190	2,041,783	2,233,339	2,149,992	1,950,625	2,110,588	2,220,753	2,090,720	2,234,714	2,182,482	2,240,840	2,264,715	2,273,526	2,428,775	2,515,839	2,467,274	2,349,747	2,287,458	2,500,760	2,633,405	2,662,590	2,806,718	2,897,255	2,769,771	2,900,634	2,990,431	3,046,020	3,112,327	3,176,709	3,153,380	3,363,156	3,260,360
Russell 2000 Value Index Eight [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	958,376	1,002,881	1,019,803	998,021	1,006,293	1,007,608	979,814	931,695	899,443	949,802	976,803	925,312	863,150	869,037	941,067	961,000	978,617	981,592	1,034,553	1,060,263	1,068,620	1,033,497	1,170,671	1,219,013	1,210,312	1,227,823	1,217,429	1,222,223	1,184,161	1,225,587	1,233,341	1,203,028	1,288,206	1,289,897	1,327,223	1,314,558	1,330,755	1,264,220	1,279,855	1,302,041	1,377,786	1,386,130	1,410,604	1,444,204	1,408,371	1,282,273	1,302,948	1,145,453	1,270,741	1,320,133	1,282,070	1,330,554	1,221,876	1,299,698	1,301,790	1,229,140	1,292,253	1,323,555	1,354,541	1,401,967	1,326,346	1,197,461	902,018	1,013,288	1,042,370	1,072,550	1,094,674	1,153,645	1,099,963	1,139,304	1,359,264	1,466,938	1,544,115	1,689,183	1,777,458	1,813,410	1,869,841	1,858,511	1,791,987	1,839,969	1,803,108	1,871,858	1,807,919	1,881,647	1,771,939	1,801,259	1,836,504	1,693,981	1,726,492	1,555,936	1,706,577	1,652,612	1,484,206	1,671,056	1,722,111	1,609,122	1,762,676	1,722,037	1,598,551	1,558,689	1,528,029	1,649,410	1,773,878	1,688,548	1,600,603	1,505,126	1,640,609	1,844,802	1,761,003	1,818,613	1,898,316	1,777,359	1,860,481	1,829,126	2,052,045	2,013,528	2,014,813	1,983,295	2,174,596	1,993,395
Russell 2000 Index Twenty One [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	967,834	1,025,290	1,043,152	1,016,549	1,039,757	1,047,543	1,035,369	970,305	922,699	974,684	1,006,389	955,859	871,806	871,767	941,344	956,118	977,654	977,038	1,035,374	1,053,683	1,065,420	1,014,770	1,127,929	1,159,533	1,164,107	1,186,572	1,188,125	1,201,155	1,176,718	1,217,396	1,226,440	1,210,837	1,286,405	1,297,370	1,334,760	1,329,372	1,364,115	1,311,294	1,328,254	1,339,737	1,421,060	1,431,243	1,456,187	1,518,963	1,482,429	1,321,413	1,342,416	1,182,956	1,316,037	1,384,455	1,355,479	1,401,526	1,292,525	1,383,877	1,391,845	1,323,123	1,350,653	1,386,224	1,443,288	1,484,905	1,437,281	1,316,288	1,030,305	1,171,822	1,248,078	1,292,194	1,327,960	1,402,782	1,355,924	1,384,322	1,639,487	1,781,304	1,870,943	1,987,550	2,007,512	2,049,668	2,053,893	2,093,687	2,018,086	2,063,227	2,002,393	2,087,574	2,000,585	2,045,275	1,848,369	1,868,100	1,891,351	1,703,900	1,706,475	1,566,129	1,729,638	1,694,245	1,531,876	1,700,519	1,740,239	1,627,293	1,785,899	1,755,734	1,671,845	1,641,788	1,626,622	1,758,869	1,866,430	1,773,056	1,668,672	1,554,871	1,695,602	1,902,776	1,828,771	1,932,172	2,001,342	1,860,482	1,953,818	1,935,744	2,132,414	2,100,561	2,115,241	2,084,689	2,313,367	2,122,316
Russell3000 Index Twenty Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Value Index Nine [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell2000 Index Twenty Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Twenty Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Value Index Ten [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell2000 Index Twenty Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Twenty Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Value Index Eleven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell2000 Index Twenty Four [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell3000 Index Twenty Five [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	972,168	1,028,457	1,018,002	1,022,607	1,036,751	1,019,406	1,036,456	973,885	945,506	1,020,187	1,025,843	1,004,787	948,092	947,786	1,014,516	1,020,804	1,039,066	1,041,203	1,082,525	1,085,286	1,086,992	1,063,475	1,111,067	1,132,748	1,154,068	1,196,990	1,197,804	1,210,501	1,222,889	1,233,925	1,257,191	1,259,613	1,290,332	1,318,490	1,358,526	1,372,104	1,444,429	1,391,188	1,363,261	1,368,442	1,407,074	1,416,276	1,463,276	1,514,663	1,517,171	1,405,457	1,433,607	1,300,182	1,411,781	1,461,433	1,482,772	1,541,982	1,442,197	1,543,493	1,566,437	1,534,504	1,561,436	1,595,049	1,655,680	1,703,486	1,701,625	1,562,307	1,347,462	1,525,920	1,607,524	1,644,275	1,737,643	1,863,525	1,795,672	1,756,916	1,970,651	2,059,306	2,050,147	2,114,229	2,190,009	2,302,902	2,313,415	2,370,461	2,410,547	2,479,290	2,368,050	2,528,188	2,489,706	2,587,747	2,435,494	2,374,146	2,451,154	2,231,182	2,228,190	2,041,783	2,233,339	2,149,992	1,950,625	2,110,588	2,220,753	2,090,720	2,234,714	2,182,482	2,240,840	2,264,715	2,273,526	2,428,775	2,515,839	2,467,274	2,349,747	2,287,458	2,500,760	2,633,405	2,662,590	2,806,718	2,897,255	2,769,771	2,900,634	2,990,431	3,046,020	3,112,327	3,176,709	3,153,380	3,363,156	3,260,360
Russell2000 Value Index Twelve [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	958,376	1,002,881	1,019,803	998,021	1,006,293	1,007,608	979,814	931,695	899,443	949,802	976,803	925,312	863,150	869,037	941,067	961,000	978,617	981,592	1,034,553	1,060,263	1,068,620	1,033,497	1,170,671	1,219,013	1,210,312	1,227,823	1,217,429	1,222,223	1,184,161	1,225,587	1,233,341	1,203,028	1,288,206	1,289,897	1,327,223	1,314,558	1,330,755	1,264,220	1,279,855	1,302,041	1,377,786	1,386,130	1,410,604	1,444,204	1,408,371	1,282,273	1,302,948	1,145,453	1,270,741	1,320,133	1,282,070	1,330,554	1,221,876	1,299,698	1,301,790	1,229,140	1,292,253	1,323,555	1,354,541	1,401,967	1,326,346	1,197,461	902,018	1,013,288	1,042,370	1,072,550	1,094,674	1,153,645	1,099,963	1,139,304	1,359,264	1,466,938	1,544,115	1,689,183	1,777,458	1,813,410	1,869,841	1,858,511	1,791,987	1,839,969	1,803,108	1,871,858	1,807,919	1,881,647	1,771,939	1,801,259	1,836,504	1,693,981	1,726,492	1,555,936	1,706,577	1,652,612	1,484,206	1,671,056	1,722,111	1,609,122	1,762,676	1,722,037	1,598,551	1,558,689	1,528,029	1,649,410	1,773,878	1,688,548	1,600,603	1,505,126	1,640,609	1,844,802	1,761,003	1,818,613	1,898,316	1,777,359	1,860,481	1,829,126	2,052,045	2,013,528	2,014,813	1,983,295	2,174,596	1,993,395
Russell2000 Index Twenty Five [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	967,834	1,025,290	1,043,152	1,016,549	1,039,757	1,047,543	1,035,369	970,305	922,699	974,684	1,006,389	955,859	871,806	871,767	941,344	956,118	977,654	977,038	1,035,374	1,053,683	1,065,420	1,014,770	1,127,929	1,159,533	1,164,107	1,186,572	1,188,125	1,201,155	1,176,718	1,217,396	1,226,440	1,210,837	1,286,405	1,297,370	1,334,760	1,329,372	1,364,115	1,311,294	1,328,254	1,339,737	1,421,060	1,431,243	1,456,187	1,518,963	1,482,429	1,321,413	1,342,416	1,182,956	1,316,037	1,384,455	1,355,479	1,401,526	1,292,525	1,383,877	1,391,845	1,323,123	1,350,653	1,386,224	1,443,288	1,484,905	1,437,281	1,316,288	1,030,305	1,171,822	1,248,078	1,292,194	1,327,960	1,402,782	1,355,924	1,384,322	1,639,487	1,781,304	1,870,943	1,987,550	2,007,512	2,049,668	2,053,893	2,093,687	2,018,086	2,063,227	2,002,393	2,087,574	2,000,585	2,045,275	1,848,369	1,868,100	1,891,351	1,703,900	1,706,475	1,566,129	1,729,638	1,694,245	1,531,876	1,700,519	1,740,239	1,627,293	1,785,899	1,755,734	1,671,845	1,641,788	1,626,622	1,758,869	1,866,430	1,773,056	1,668,672	1,554,871	1,695,602	1,902,776	1,828,771	1,932,172	2,001,342	1,860,482	1,953,818	1,935,744	2,132,414	2,100,561	2,115,241	2,084,689	2,313,367	2,122,316
Russell3000 Index Twenty Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell2000 Value Index Thirteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell2000 Index Twenty Six [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Twenty Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index Fourteen [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Twenty Seven [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Twenty Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Growth Index One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,771	10,474	10,662	10,349	10,729	10,873	10,918	10,090	9,453	9,989	10,355	9,861	8,793	8,731	9,400	9,493	9,749	9,704	10,339	10,449	10,599	9,940	10,830	10,978	11,156	11,429	11,565	11,778	11,671	12,072	12,175	12,161	12,823	13,022	13,396	13,411	13,934	13,537	13,719	13,733	14,597	14,712	14,965	15,896	15,524	13,560	13,772	12,163	13,567	14,443	14,248	14,682	13,593	14,640	14,783	14,145	14,029	14,428	15,277	15,627	15,455	14,339	11,601	13,329	14,588	15,149	15,669	16,589	16,233	16,357	19,241	21,039	22,054	22,782	22,065	22,546	21,902	22,929	22,094	22,496	21,633	22,646	21,540	21,636	18,736	18,818	18,904	16,584	16,271	15,264	16,973	16,813	15,301	16,753	17,026	15,933	17,518	17,328	16,901	16,704	16,707	18,093	18,938	17,953	16,768	15,475	16,884	18,906	18,300	19,786	20,339	18,773	19,779	19,746	21,362	21,126	21,406	21,122	23,712	21,771
Russell 2000 Index Twenty Eight [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Twenty Nine [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	972,168	1,028,457	1,018,002	1,022,607	1,036,751	1,019,406	1,036,456	973,885	945,506	1,020,187	1,025,843	1,004,787	948,092	947,786	1,014,516	1,020,804	1,039,066	1,041,203	1,082,525	1,085,286	1,086,992	1,063,475	1,111,067	1,132,748	1,154,068	1,196,990	1,197,804	1,210,501	1,222,889	1,233,925	1,257,191	1,259,613	1,290,332	1,318,490	1,358,526	1,372,104	1,444,429	1,391,188	1,363,261	1,368,442	1,407,074	1,416,276	1,463,276	1,514,663	1,517,171	1,405,457	1,433,607	1,300,182	1,411,781	1,461,433	1,482,772	1,541,982	1,442,197	1,543,493	1,566,437	1,534,504	1,561,436	1,595,049	1,655,680	1,703,486	1,701,625	1,562,307	1,347,462	1,525,920	1,607,524	1,644,275	1,737,643	1,863,525	1,795,672	1,756,916	1,970,651	2,059,306	2,050,147	2,114,229	2,190,009	2,302,902	2,313,415	2,370,461	2,410,547	2,479,290	2,368,050	2,528,188	2,489,706	2,587,747	2,435,494	2,374,146	2,451,154	2,231,182	2,228,190	2,041,783	2,233,339	2,149,992	1,950,625	2,110,588	2,220,753	2,090,720	2,234,714	2,182,482	2,240,840	2,264,715	2,273,526	2,428,775	2,515,839	2,467,274	2,349,747	2,287,458	2,500,760	2,633,405	2,662,590	2,806,718	2,897,255	2,769,771	2,900,634	2,990,431	3,046,020	3,112,327	3,176,709	3,153,380	3,363,156	3,260,360
Russell 2000 Growth Index Two [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	977,169	1,047,492	1,066,298	1,034,930	1,072,954	1,087,377	1,091,817	1,009,078	945,348	998,971	1,035,579	986,183	879,331	873,115	940,000	949,374	974,951	970,466	1,033,923	1,044,913	1,059,958	994,087	1,083,027	1,097,800	1,115,625	1,142,981	1,156,519	1,177,819	1,167,107	1,207,277	1,217,553	1,216,130	1,282,349	1,302,216	1,339,603	1,341,147	1,393,427	1,353,754	1,371,984	1,373,327	1,459,793	1,471,214	1,496,507	1,589,676	1,552,473	1,356,029	1,377,241	1,216,313	1,356,776	1,444,395	1,424,848	1,468,237	1,359,307	1,464,003	1,478,312	1,414,519	1,402,909	1,442,829	1,527,752	1,562,761	1,545,554	1,433,968	1,160,116	1,332,909	1,458,866	1,514,929	1,566,989	1,658,913	1,623,367	1,635,702	1,924,133	2,103,981	2,205,424	2,278,242	2,206,555	2,254,666	2,190,274	2,292,996	2,209,482	2,249,638	2,163,384	2,264,685	2,154,079	2,163,625	1,873,637	1,881,812	1,890,415	1,658,475	1,627,157	1,526,428	1,697,331	1,681,377	1,530,120	1,675,362	1,702,641	1,593,348	1,751,842	1,732,864	1,690,107	1,670,471	1,670,772	1,809,302	1,893,893	1,795,306	1,676,886	1,547,563	1,688,450	1,890,642	1,830,010	1,978,653	2,033,987	1,877,372	1,977,908	1,974,612	2,136,256	2,112,601	2,140,678	2,112,276	2,371,273	2,177,154
Russell 2000 Index Twenty Nine [Member]
Account Value [Line Items]
Accumulated Value	1,000,000	967,834	1,025,290	1,043,152	1,016,549	1,039,757	1,047,543	1,035,369	970,305	922,699	974,684	1,006,389	955,859	871,806	871,767	941,344	956,118	977,654	977,038	1,035,374	1,053,683	1,065,420	1,014,770	1,127,929	1,159,533	1,164,107	1,186,572	1,188,125	1,201,155	1,176,718	1,217,396	1,226,440	1,210,837	1,286,405	1,297,370	1,334,760	1,329,372	1,364,115	1,311,294	1,328,254	1,339,737	1,421,060	1,431,243	1,456,187	1,518,963	1,482,429	1,321,413	1,342,416	1,182,956	1,316,037	1,384,455	1,355,479	1,401,526	1,292,525	1,383,877	1,391,845	1,323,123	1,350,653	1,386,224	1,443,288	1,484,905	1,437,281	1,316,288	1,030,305	1,171,822	1,248,078	1,292,194	1,327,960	1,402,782	1,355,924	1,384,322	1,639,487	1,781,304	1,870,943	1,987,550	2,007,512	2,049,668	2,053,893	2,093,687	2,018,086	2,063,227	2,002,393	2,087,574	2,000,585	2,045,275	1,848,369	1,868,100	1,891,351	1,703,900	1,706,475	1,566,129	1,729,638	1,694,245	1,531,876	1,700,519	1,740,239	1,627,293	1,785,899	1,755,734	1,671,845	1,641,788	1,626,622	1,758,869	1,866,430	1,773,056	1,668,672	1,554,871	1,695,602	1,902,776	1,828,771	1,932,172	2,001,342	1,860,482	1,953,818	1,935,744	2,132,414	2,100,561	2,115,241	2,084,689	2,313,367	2,122,316
Russell 3000 Index Thirty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Growth Index Three [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,771	10,474	10,662	10,349	10,729	10,873	10,918	10,090	9,453	9,989	10,355	9,861	8,793	8,731	9,400	9,493	9,749	9,704	10,339	10,449	10,599	9,940	10,830	10,978	11,156	11,429	11,565	11,778	11,671	12,072	12,175	12,161	12,823	13,022	13,396	13,411	13,934	13,537	13,719	13,733	14,597	14,712	14,965	15,896	15,524	13,560	13,772	12,163	13,567	14,443	14,248	14,682	13,593	14,640	14,783	14,145	14,029	14,428	15,277	15,627	15,455	14,339	11,601	13,329	14,588	15,149	15,669	16,589	16,233	16,357	19,241	21,039	22,054	22,782	22,065	22,546	21,902	22,929	22,094	22,496	21,633	22,646	21,540	21,636	18,736	18,818	18,904	16,584	16,271	15,264	16,973	16,813	15,301	16,753	17,026	15,933	17,518	17,328	16,901	16,704	16,707	18,093	18,938	17,953	16,768	15,475	16,884	18,906	18,300	19,786	20,339	18,773	19,779	19,746	21,362	21,126	21,406	21,122	23,712	21,771
Russell 2000 Index Thirty [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Thirty One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Index Thirty One [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Thirty Two [Member]
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Index Thirty Two [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,678	$ 10,252	$ 10,431	$ 10,165	$ 10,397	$ 10,475	$ 10,353	$ 9,703	$ 9,226	$ 9,746	$ 10,063	$ 9,558	$ 8,718	$ 8,717	$ 9,413	$ 9,561	$ 9,776	$ 9,770	$ 10,353	$ 10,536	$ 10,654	$ 10,147	$ 11,279	$ 11,595	$ 11,641	$ 11,865	$ 11,881	$ 12,011	$ 11,767	$ 12,173	$ 12,264	$ 12,108	$ 12,864	$ 12,973	$ 13,347	$ 13,293	$ 13,641	$ 13,112	$ 13,282	$ 13,397	$ 14,210	$ 14,312	$ 14,561	$ 15,189	$ 14,824	$ 13,214	$ 13,424	$ 11,829	$ 13,160	$ 13,844	$ 13,554	$ 14,015	$ 12,925	$ 13,838	$ 13,918	$ 13,231	$ 13,506	$ 13,862	$ 14,432	$ 14,849	$ 14,372	$ 13,162	$ 10,303	$ 11,718	$ 12,480	$ 12,921	$ 13,279	$ 14,027	$ 13,559	$ 13,843	$ 16,394	$ 17,813	$ 18,709	$ 19,875	$ 20,075	$ 20,496	$ 20,538	$ 20,936	$ 20,180	$ 20,632	$ 20,023	$ 20,875	$ 20,005	$ 20,452	$ 18,483	$ 18,681	$ 18,913	$ 17,039	$ 17,064	$ 15,661	$ 17,296	$ 16,942	$ 15,318	$ 17,005	$ 17,402	$ 16,272	$ 17,858	$ 17,557	$ 16,718	$ 16,417	$ 16,266	$ 17,588	$ 18,664	$ 17,730	$ 16,686	$ 15,548	$ 16,956	$ 19,027	$ 18,287	$ 19,321	$ 20,013	$ 18,604	$ 19,538	$ 19,357	$ 21,324	$ 21,005	$ 21,152	$ 20,846	$ 23,133	$ 21,223